Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consist of the following:

	March 31,
	2015	2016
At cost:
Leasehold land and buildings	$33,715	$31,927
Plant and machinery	45,676	41,062
Furniture, fixtures and equipment	12,230	11,734
Motor vehicles	1,600	1,369
Leasehold improvements	2,855	2,510
Impairment	(4,779)	(3,467)
	91,297	85,135
Less: accumulated depreciation and amortization	(54,699)	(52,783)
Net book value	$36,598	$32,352

Included in furniture, fixtures and equipment is computer software with net values of $106 and $57 as of March 31, 2015 and 2016, respectively.

Cost of leasehold land and buildings consist of the following:

	March 31,
	2015	2016
Land use right of state-owned land and buildings erected thereon (a)	$29,534	$27,771
Long term leased land and buildings erected thereon (b)	4,181	4,156
	$33,715	$31,927

(a)	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with lease terms of 50 years expiring in 2050.

(b)	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2016, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.

Included in leasehold land and buildings is property on lease with net values of $2,033 and $6,203 as of March 31, 2015 and 2016, respectively. Details of the property on lease are as follows:

Included in leasehold land and buildings	March 31,
	2015	2016

Cost	$2,513	$8,099
Less: accumulated depreciation and amortization	(480)	(1,896)
Net book value	$2,033	$6,203